UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.37%
Activities Related to Credit Intermediation - 2.30%
FleetCor Technologies, Inc. (a)	101,035	5,273,017
Aerospace Product and Parts Manufacturing - 2.12%
TransDigm Group, Inc.	35,909	4,884,342
Apparel Knitting Mills - 1.21%
Under Armour, Inc. (a)	53,491	2,772,439
Bakeries and Tortilla Manufacturing - 1.28%
Hain Celestial Group, Inc. (a)	48,659	2,932,678
Building Material and Supplies Dealers - 2.54%
Fastenal Co.	139,760	5,843,366
Cable and Other Subscription Programming - 1.05%
Discovery Communications, Inc. (a)	39,955	2,413,682
Communications Equipment Manufacturing - 4.58%
SBA Communications Corp. (a)	100,256	6,899,618
Trimble Navigation Ltd. (a)	64,888	3,610,368
		10,509,986
Computer and Peripheral Equipment Manufacturing - 5.54%
Apple, Inc.	18,635	10,906,693
Teradata Corp. (a)	30,511	1,814,794
		12,721,487
Computer Systems Design and Related Services - 4.97%
SolarWinds, Inc. (a)	119,224	6,680,121
VMware,Inc. (a)	52,057	4,734,584
		11,414,705
Depository Credit Intermediation - 0.79%
EverBank Financial Corp.	122,409	1,809,205
Electronic Shopping and Mail-Order Houses - 7.26%
Amazon.com, Inc. (a)	34,458	8,685,139
eBay, Inc. (a)	151,162	7,984,377
		16,669,516
Full-Service Restaurants - 2.02%
Chipotle Mexican Grill, Inc. (a)	17,581	4,637,516
Grocery Stores - 2.44%
The Fresh Market, Inc. (a)	108,173	5,606,606
Health and Personal Care Stores - 2.30%
Ulta Salon Cosmetics & Fragrance, Inc.	52,658	5,280,544
Legal Services - 4.02%
Mastercard, Inc.	18,906	9,238,984
Management, Scientific, and Technical Consulting Services - 3.92%
Salesforce.com, Inc. (a)	57,046	8,994,443
Medical Equipment and Supplies Manufacturing - 6.29%
Edwards Lifesciences Corp. (a)	60,146	5,218,868
Intuitive Surgical, Inc. (a)	17,433	9,222,057
		14,440,925
Miscellaneous Nondurable Goods Merchant Wholesalers - 2.91%
Monsanto Co.	73,027	6,688,543
Nondepository Credit Intermediation - 1.16%
Altisource Portfolio Solutions SA (a)(b)	25,157	2,674,944
Office Administrative Services - 2.44%
Gartner, Inc. (a)	116,937	5,598,944
Oil and Gas Extraction - 6.40%
Cabot Oil & Gas Corp.	137,262	6,465,040
Continental Resources, Inc. (a)	119,640	8,219,268
		14,684,308
Other General Merchandise Stores - 3.93%
Tractor Supply Co.	100,649	9,020,163
Other Information Services - 2.28%
Facebook, Inc. (a)	93,560	2,619,680
LinkedIn Corp. (a)	24,100	2,606,174
		5,225,854
Other Professional, Scientific, and Technical Services - 3.47%
Alliance Data Systems Corp. (a)	55,935	7,970,178
Pharmaceutical and Medicine Manufacturing - 4.75%
Alexion Pharmaceuticals, Inc. (a)	41,136	3,949,879
Gilead Sciences, Inc. (a)	42,241	3,168,075
IDEXX Laboratories, Inc. (a)	40,613	3,796,097
		10,914,051
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 1.12%
Covidien PLC (b)	44,125	2,564,104
Rail Transportation - 2.68%
Kansas City Southern	78,613	6,143,606
Restaurants and Other Eating Places - 1.71%
Starbucks Corp.	75,840	3,933,821
Securities and Commodity Contracts Intermediation and Brokerage - 2.18%
T Rowe Price Group, Inc.	77,320	5,000,284
Semiconductor and Other Electronic Component Manufacturing - 1.14%
QUALCOMM, Inc.	41,088	2,614,019
Software Publishers - 4.18%
Catamaran Corp. (a)(b)	197,231	9,603,177
Waste Treatment and Disposal - 3.39%
Stericycle, Inc. (a)	83,267	7,782,966
TOTAL COMMON STOCKS (Cost $188,320,150)		225,862,403

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.73%
Other Investment Pools and Funds - 1.73%
Fidelity Institutional Money Market Portfolio	3,981,987	3,981,987
TOTAL SHORT-TERM INVESTMENTS (Cost $3,981,987)		3,981,987

Total Investments (Cost $192,302,137) - 100.10%		229,844,390
Liabilities in Excess of Other Assets - (0.10)%		(231,565)
TOTAL NET ASSETS - 100.00%		$229,612,825

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$192,302,137
Gross unrealized appreciation	39,900,319
Gross unrealized depreciation	(2,358,066)
Net unrealized appreciation	$37,542,253

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Geneva Advisors All Cap Growth Fund (the “Fund”)
represent distinct series with their own investment objectives and policies within the Trust. The investment objective of the All Cap Growth Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The All Cap Growth Fund commenced operations on September 28, 2007.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$225,862,403	$-	$-	$225,862,403
Short-Term Investments	3,981,987	-	-	3,981,987

Total Investments in Securities	$229,844,390	$-	$-	$229,844,390

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2012.

The Fund held no Level 3 securities during the period ended November 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2012.

Geneva Advisors Equity Income Fund
Schedule of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.37%
Animal Slaughtering and Processing - 2.04%
ConAgra Foods, Inc.	64,926	1,938,690
Beverage Manufacturing - 2.76%
Diageo PLC - ADR	21,993	2,629,703
Building Material and Supplies Dealers - 4.27%
Home Depot, Inc.	62,462	4,064,402
Computer Systems Design and Related Services - 2.95%
Accenture PLC (a)	41,388	2,811,073
Depository Credit Intermediation - 2.50%
JPMorgan Chase & Co.	57,839	2,376,026
Drycleaning and Laundry Services - 1.13%
Healthcare Services Group, Inc.	45,674	1,074,252
Electric Power Generation, Transmission and Distribution - 6.02%
Brookfield Infrastructure Partners LP (a)	80,689	2,741,005
ITC Holdings Corp.	38,195	3,000,217
		5,741,222
Fruit and Vegetable Preserving and Specialty Food Manufacturing - 2.12%
B & G Foods, Inc.	69,283	2,021,678
Health and Personal Care Stores - 1.13%
Walgreen Co.	31,725	1,075,795
Local Messengers and Local Delivery - 1.30%
United Parcel Service, Inc.	16,887	1,234,609
Metal Ore Mining - 2.30%
BHP Billiton Ltd. - ADR	30,356	2,186,846
Oil and Gas Extraction - 6.13%
Enterprise Products Partners LP	112,682	5,840,308
Other Investment Pools and Funds - 2.52%
Macquarie Infrastructure Co. LLC	55,652	2,400,827
Other Pipeline Transportation - 6.22%
Plains All American Pipeline LP	127,271	5,928,284
Petroleum and Coal Products Manufacturing - 3.88%
Chevron Corp.	34,990	3,698,093
Pharmaceutical and Medicine Manufacturing - 4.00%
Abbott Laboratories	58,513	3,803,346
Pipeline Transportation of Crude Oil - 5.59%
Magellan Midstream Partners LP	119,687	5,323,678
Rail Transportation - 3.90%
Union Pacific Corp.	30,265	3,715,937
Residential Building Construction - 2.25%
Brookfield Asset Management, Inc. (a)	61,681	2,142,798
Restaurants and Other Eating Places - 2.69%
McDonald's Corp.	29,461	2,564,285
Securities and Commodity Contracts Intermediation and Brokerage - 2.43%
T Rowe Price Group, Inc.	35,806	2,315,574
Support Activities for Mining - 4.12%
Ensco PLC (a)	43,977	2,560,781
Seadrill Limited (a)	35,364	1,362,575
		3,923,356
Tobacco Manufacturing - 1.60%
Philip Morris International, Inc.	16,976	1,525,803
Warehousing and Storage - 1.15%
Iron Mountain, Inc.	34,774	1,098,858
Water, Sewage and Other Systems - 2.45%
American Water Works Co., Inc.	61,003	2,328,485
Wholesale Electronic Markets and Agents and Brokers - 1.68%
Genuine Parts Co.	24,560	1,598,610
Wired Telecommunications Carriers - 3.24%
BCE, Inc. (a)	29,646	1,254,026
Time Warner Cable, Inc.	19,274	1,828,910
		3,082,936
TOTAL COMMON STOCKS (Cost $68,533,271)		78,445,474

REAL ESTATE INVESTMENT TRUSTS - 15.11%
Lessors of Real Estate - 15.11%
American Tower Corp.	52,368	3,923,934
Digital Realty Trust, Inc.	45,273	2,921,919
HCP, Inc.	41,479	1,868,629
Simon Property Group, Inc.	22,193	3,376,221
Taubman Centers, Inc.	29,651	2,297,063
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,287,458)		14,387,766

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 4.19%
Money Market Funds - 4.19%
Fidelity Institutional Money Market Portfolio	3,985,636	3,985,636
TOTAL SHORT-TERM INVESTMENTS (Cost $3,985,636)		3,985,636

Total Investments (Cost $84,806,365) - 101.67%		96,818,876
Liabilities in Excess of Other Assets - (1.67)%		(1,593,922)
TOTAL NET ASSETS - 100.00%		$95,224,954

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$84,806,365
Gross unrealized appreciation	12,462,922
Gross unrealized depreciation	(450,411)
Net unrealized appreciation	$12,012,511

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Geneva Advisors Equity Income Fund (the “Fund”)
represent distinct series with their own investment objectives and policies within the Trust. The investment objective of the Equity Income Fund is current income, with a secondary objective of modest capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Equity Income Fund commenced operations on April 30, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$78,445,474	$-	$-	$78,445,474
Real Estate Investment Trusts	14,387,766	-	-	14,387,766
Total Equity	92,833,240	-	-	92,833,240

Short-Term Investments	3,985,636	-	-	3,985,636

Total Investments in Securities	$96,818,876	$-	$-	$96,818,876

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2012.

The Fund held no Level 3 securities during the period ended November 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          January 22, 2013

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          January 22, 2013

* Print the name and title of each signing officer under his or her signature.